Net revenues (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue from External Customer [Line Items]
Revenue, Net, Total	¥ 4,456,215	$ 648,129	¥ 8,363,724	¥ 8,376,099
Other Revenues [Member]
Revenue from External Customer [Line Items]
Revenue, Net, Total	85,785	12,477	47,080	74,607
Sales of Electricity [Member] | Other Revenues [Member]
Revenue from External Customer [Line Items]
Revenue, Net, Total	¥ 34,392	$ 5,002	¥ 33,532	¥ 31,556